Trade, other payables and financial liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Summary of Trade, Other Payables and Financial Liabilities

	2021	2020
Account payables	$112,596	$63,461
Account payables to related parties	7,948	2,970

	120,544	66,431
Others	786	252

	$121,330	$66,683